FINANCIAL INSTRUMENTS - Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Assets	$ 7,080,536	$ 2,557,617
Liabilities	1,995,605	740,863
At fair value | Share based payment liabilities (note 17) | Level 1
Disclosure of fair value measurement of assets [line items]
Liabilities	34,363	55,257
At fair value | Warrant liability (note 15) | Level 2
Disclosure of fair value measurement of assets [line items]
Liabilities	4,254	0
At fair value | Investments in equity securities | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	94,262	252,385
At fair value | Investments in equity securities | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	4,786	1,155
At fair value | Warrant investments (note 13) | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	$ 367	$ 1,605